CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 140,740.6	$ 2,170.3	₨ 118,049.9	₨ 99,504.7
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	37,951.4	585.2	21,531.3	17,000.2
Depreciation and amortization	8,876.9	136.9	7,427.5	6,905.8
Amortization of intangible assets	3.0	0.0	7.0	219.0
Amortization of deferred customer acquisition costs	7,913.8	122.0	7,061.7	5,232.0
Amortization of premium (discount) on investments	2,609.8	40.2	913.2	(331.3)
Other than temporary impairment losses on available for sale securities	13.4	0.2	54.9	1.8
Provision for deferred income taxes	(5,048.6)	(77.9)	(1,410.4)	(352.1)
Share-based compensation expense	8,203.2	126.5	12,593.8	9,138.8
Net realized (gain) loss on sale of available for sale securities	(9,606.2)	(148.1)	(5,646.0)	(5,167.9)
(Gain) loss on disposal of property and equipment, net	14.8	0.2	2.6	(111.5)
Exchange (gain) loss	407.9	6.3	556.1	(3,453.5)
Net change in:
Investments held for trading	35,241.8	543.4	(9,310.4)	3,785.1
Accrued interest receivable	(9,083.4)	(140.1)	(12,408.3)	(5,211.1)
Other assets	(65,542.3)	(1,010.7)	(21,624.4)	73,205.1
Accrued interest payable	3,286.3	50.7	8,123.7	4,762.5
Accrued expense and other liabilities	223,289.8	3,443.2	44,151.0	(95,770.5)
Net cash provided by operating activities	379,272.2	5,848.3	170,073.2	109,357.1
Cash flows from investing activities:
Net change in term placements	17,830.3	274.9	21,089.7	6,492.2
Activity in available for sale securities:
Purchases	(2,890,096.8)	(44,566.0)	(3,078,054.2)	(1,383,086.4)
Proceeds from sales	412,536.2	6,361.4	1,129,146.1	139,646.9
Maturities, prepayments and calls	2,274,701.2	35,076.3	1,581,067.8	687,313.0
Net change in repurchase options and reverse repurchase agreements	(355,040.1)	(5,474.8)	256,632.7	105,730.0
Loans purchased	(128,490.2)	(1,981.3)	(124,630.2)	(82,492.1)
Repayments on loans purchased	59,803.7	922.2	47,174.7	35,489.4
Increase in loans originated, net of principal collections	(956,914.2)	(14,755.7)	(967,395.6)	(672,149.0)
Additions to property and equipment	(12,628.5)	(194.7)	(9,983.4)	(8,913.7)
Proceeds from sale or disposal of property and equipment	94.3	1.5	111.5	329.2
Net cash used in investing activities	(1,578,204.1)	(24,336.2)	(1,144,840.9)	(1,171,640.5)
Cash flows from financing activities:
Net increase in deposits	979,662.7	15,106.7	930,935.7	824,928.2
Net increase (decrease) in short-term borrowings	68,703.2	1,059.4	39,370.5	61,577.6
Purchase of subsidiary shares from noncontrolling interest	0.0	0.0	0.0	(715.7)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	301.9	4.7	33.9	340.8
Proceeds from issuance of long-term debt	335,048.9	5,166.5	129,121.4	104,257.6
Repayment of long-term debt	(123,074.3)	(1,897.8)	(79,391.6)	(49,324.0)
Proceeds from issuance of equity shares for options exercised	22,615.1	348.7	12,229.0	9,954.1
Proceeds from issuance of equity shares	0.0	0.0	0.0	97,227.9
Payment of dividends and dividend tax	(29,280.9)	(451.5)	(24,367.9)	(19,300.5)
Net cash provided by financing activities	1,253,976.6	19,336.7	1,007,931.0	1,028,946.0
Effect of exchange rate changes on cash and cash equivalents	(2,007.8)	(31.0)	3,384.1	3,626.5
Net change in cash and cash equivalents	53,036.9	817.8	36,547.4	(29,710.9)
Cash and cash equivalents, beginning of year	377,671.7	5,823.8	341,124.3	370,835.2
Cash and cash equivalents, end of year	430,708.6	6,641.6	377,671.7	341,124.3
Supplementary cash flow information:
Interest paid	370,455.4	5,712.5	324,572.3	259,656.1
Income taxes paid	76,849.6	1,185.0	70,678.5	56,480.4
Non-cash investment activities
Payable for purchase of property and equipment	₨ 537.8	$ 8.3	₨ 890.6	₨ 1,010.2